Operating segments (Tables)	12 Months Ended
Dec. 31, 2024
Operating segments
Schedule of non-current assets, except deferred taxes, based on the countries
Non-current assets by country	December 31, 2024	December 31, 2023
Brazil	134,335	162,795
United States of America	119,015	124,767
United Kingdom	65,288	62,361
Australia	13,292	13,959
Other countries	1,299	5,124
Total	333,229	369,006